Schedule of Future Minimum Payments of Contractual Obligations (Details) - Dec. 31, 2025	USD ($)	SGD ($)
Commitments and Contingencies Disclosure [Abstract]
Bank borrowings, payment due in total		$ 128,854
Bank borrowings, Payment Due in Less than 1 year		119,007
Bank borrowings, Payment Due in 1 - 2 years		9,847
Bank borrowings, Payment Due in 3 - 5 years
Bank borrowings, Payment Due in thereafter
Financing lease, payment due in total
Financing lease, Payment Due in Less than 1 year
Financing lease, Payment Due in 1 - 2 years
Financing lease, Payment Due in 3 - 5 years
Financing lease, Payment Due in thereafter
Operating lease, payment due in total
Operating lease, Payment Due in Less than 1 year
Operating lease, Payment Due in 1 - 2 years
Operating lease, Payment Due in 3 - 5 years
Operating lease, Payment Due in thereafter